Condensed Statement of Changes in Stockholders' Equity (Unaudited) (Parenthetical)	3 Months Ended
Dec. 31, 2019 shares
Statement of Stockholders' Equity [Abstract]
Sale of net of underwriting discounts	25,000,000
Sale of private warrants	700,000